Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 19,522	¥ 17,970
Securities lending transactions	[1]	2,873	1,919
Total		22,395	19,889
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		534	249
Securities lending transactions		2,177	320
Total		2,711	569
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		13,199	12,700
Securities lending transactions		463	1,359
Total		13,662	14,059
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		4,596	3,897
Total		4,596	3,897
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,193	1,124
Securities lending transactions		233	240
Total		¥ 1,426	¥ 1,364

[1]	Amounts exceeded the gross amounts recognized in Note 20 "Offsetting of financial assets and financial liabilities" by ¥985 billion and ¥1,627 billion, at March 31, 2017 and September 30, 2017, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.